Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Jan. 31, 2025	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015	Jun. 30, 2015	Jan. 31, 2015
C000028342
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 44,935	$ 40,116	$ 32,167	$ 28,677	$ 33,534	$ 24,515	$ 19,016	$ 16,832	$ 13,715	$ 11,561	$ 11,132		$ 10,000
C000028338
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Account Value	$ 41,966	37,513	30,154	26,948	31,595	23,157	18,006	15,977	13,051	11,029	10,646		9,576
C000028341
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Account Value	$ 40,662	36,488	29,548	26,609	31,430	23,206	18,182	16,255	13,378	11,389	11,076		10,000
C000028345
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 44,940	40,132	32,187	28,695	33,565	24,547	19,046	16,857	13,734	11,576	11,137		10,000
C000028344
Account Value [Line Items]
Line Graph and Table Measure Name	Class K
Account Value	$ 43,425	38,845	31,252	27,967	32,823	24,085	18,746	16,647	13,613	11,511	11,118		10,000
C000028343
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 42,164	37,772	30,485	27,344	32,194	23,693	18,499	16,474	13,510	11,461	11,103		10,000
C000159956
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 41,743	37,255	29,854	26,595	31,080	22,707	17,601	15,565	12,673	10,670	10,262	$ 10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 36,297	32,963	26,986	23,878	25,040	18,351	16,391	15,179	13,059	11,253	10,655		10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 36,297	32,963	26,986	23,878	25,040	18,351	16,391	15,179	13,059	11,253	10,655		10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 36,297	32,963	26,986	23,878	25,040	18,351	16,391	15,179	13,059	11,253	10,655		10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 36,297	32,963	26,986	23,878	25,040	18,351	16,391	15,179	13,059	11,253	10,655		10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 36,297	32,963	26,986	23,878	25,040	18,351	16,391	15,179	13,059	11,253	10,655		10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 36,297	32,963	26,986	23,878	25,040	18,351	16,391	15,179	13,059	11,253	10,655		10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,780	31,584	25,857	22,879	23,993	17,584	15,706	14,544	12,512	10,783	10,210	10,000
AllianceBernstein Index: Russell 1000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 48,833	42,604	33,563	28,611	32,486	23,768	18,306	16,518	13,447	11,390	10,916		10,000
AllianceBernstein Index: Russell 1000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 48,833	42,604	33,563	28,611	32,486	23,768	18,306	16,518	13,447	11,390	10,916		10,000
AllianceBernstein Index: Russell 1000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 48,833	42,604	33,563	28,611	32,486	23,768	18,306	16,518	13,447	11,390	10,916		10,000
AllianceBernstein Index: Russell 1000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 48,833	42,604	33,563	28,611	32,486	23,768	18,306	16,518	13,447	11,390	10,916		10,000
AllianceBernstein Index: Russell 1000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 48,833	42,604	33,563	28,611	32,486	23,768	18,306	16,518	13,447	11,390	10,916		10,000
AllianceBernstein Index: Russell 1000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 48,833	42,604	33,563	28,611	32,486	23,768	18,306	16,518	13,447	11,390	10,916		$ 10,000
AllianceBernstein Index: Russell 1000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 46,252	$ 40,353	$ 31,790	$ 27,099	$ 30,769	$ 22,512	$ 17,339	$ 15,645	$ 12,736	$ 10,789	$ 10,339	$ 10,000